Schedule of Investments (unaudited) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 67.1%

Aerospace & Defense — 2.1%
Airbus SE	4,295	$557,614
Arconic, Inc.	1,557	40,482
BAE Systems plc	6,288	44,037
Boeing Co. (The)	2,644	1,005,963
Dassault Aviation SA	187	264,559
Elbit Systems Ltd.	455	75,539
General Dynamics Corp.	1,303	238,097
Huntington Ingalls Industries, Inc.	771	163,290
L3Harris Technologies, Inc.	1,238	258,296
Lockheed Martin Corp.	1,218	475,093
Northrop Grumman Corp.	916	343,308
Raytheon Co.	1,717	336,858
Singapore Technologies Engineering Ltd.	95,400	265,185
Textron, Inc.	2,602	127,394
Thales SA	1,284	147,597
TransDigm Group, Inc.(a)	466	242,632
United Technologies Corp.	1,827	249,422

		4,835,366

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	5,064	429,326
Expeditors International of Washington, Inc.	4,119	306,000
FedEx Corp.	5,836	849,547
United Parcel Service, Inc., Class B	10,282	1,231,989
XPO Logistics, Inc.(a)	4,270	305,604
Yamato Holdings Co. Ltd.	2,600	39,281

		3,161,747

Airlines — 0.2%
American Airlines Group, Inc.	3,386	91,320
Delta Air Lines, Inc.	1,243	71,597
Deutsche Lufthansa AG (Registered)	2,118	33,623
easyJet plc	1,484	20,945
Southwest Airlines Co.	5,085	274,641

		492,126

Auto Components — 0.1%
Aptiv plc	2,078	181,659

Automobiles — 1.3%
Bayerische Motoren Werke AG	4,531	319,101
Daimler AG (Registered)	6,153	305,908
Ferrari NV	1,060	163,572
Fiat Chrysler Automobiles NV(a)	5,888	76,296
Ford Motor Co.	38,649	354,025
General Motors Co.	17,155	642,969
Harley-Davidson, Inc.	4,339	156,074
Suzuki Motor Corp.	900	38,339
Tesla, Inc.(a)	2,369	570,621
Toyota Motor Corp.	7,300	490,270

		3,117,175

Banks — 4.0%
Australia & New Zealand Banking Group Ltd.	13,405	257,506
Banco Bilbao Vizcaya Argentaria SA	32,250	167,877
Banco Santander SA	88,484	360,025
Bank Hapoalim BM(a)	6,672	52,571
Bank Leumi Le-Israel BM	5,863	41,743
Bank of America Corp.	26,884	784,206
Bank of Montreal	1,929	142,078
Bank of Nova Scotia (The)	4,830	274,339
Bankia SA	4,341	8,191

Security	Shares	Value

Banks (continued)
Barclays plc	84,553	$155,789
BNP Paribas SA	4,205	204,434
CaixaBank SA	7,700	20,197
Canadian Imperial Bank of Commerce	748	61,716
Citigroup, Inc.	5,795	400,319
Commerzbank AG(a)	15,327	88,726
Commonwealth Bank of Australia	8,021	437,541
Credit Agricole SA	2,404	29,097
DBS Group Holdings Ltd.	7,000	126,638
DNB ASA	10,090	177,866
Erste Group Bank AG(a)	457	15,104
Fukuoka Financial Group, Inc.	2,500	47,446
HSBC Holdings plc	103,121	790,140
ING Groep NV	10,807	112,898
Israel Discount Bank Ltd., Class A	1,657	7,283
Japan Post Bank Co. Ltd.	9,700	94,217
JPMorgan Chase & Co.	9,950	1,171,015
KBC Group NV	243	15,783
Mitsubishi UFJ Financial Group, Inc.	62,900	320,341
Mizuho Financial Group, Inc.	108,500	166,738
National Australia Bank Ltd.	12,855	257,745
Nordea Bank Abp	7,090	50,292
Oversea-Chinese Banking Corp. Ltd.	12,500	98,267
Royal Bank of Canada	6,648	539,277
Royal Bank of Scotland Group plc	25,400	64,742
Societe Generale SA	997	27,310
Standard Chartered plc	12,702	106,620
Sumitomo Mitsui Financial Group, Inc.	6,500	223,354
Swedbank AB, Class A	1,403	20,206
Toronto-Dominion Bank (The)	8,114	473,115
UniCredit SpA	1,320	15,559
United Overseas Bank Ltd.	4,900	91,067
US Bancorp	3,262	180,519
Wells Fargo & Co.	9,558	482,105
Westpac Banking Corp.	15,186	303,304

		9,465,306

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	3,551	337,982
Asahi Group Holdings Ltd.	900	44,697
Carlsberg A/S, Class B	1,218	179,994
Coca-Cola Amatil Ltd.	17,584	126,533
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	33,729
Coca-Cola Co. (The)	15,002	816,709
Coca-Cola European Partners plc	1,364	75,634
Constellation Brands, Inc., Class A	1,031	213,706
Diageo plc	6,475	264,506
Heineken Holding NV	5,901	587,089
Kirin Holdings Co. Ltd.	4,100	87,247
Monster Beverage Corp.(a)	4,176	242,458
PepsiCo, Inc.	7,239	992,467
Treasury Wine Estates Ltd.	790	9,916

		4,012,667

Biotechnology — 2.0%
AbbVie, Inc.	11,480	869,266
Alexion Pharmaceuticals, Inc.(a)	1,234	120,858
Alkermes plc(a)	1,073	20,934
Alnylam Pharmaceuticals, Inc.(a)	736	59,189
Amgen, Inc.	4,736	916,463
BeiGene Ltd., ADR(a)	174	21,308
Biogen, Inc.(a)	1,392	324,085
BioMarin Pharmaceutical, Inc.(a)	929	62,615
Celgene Corp.(a)	5,422	538,405
CSL Ltd.	2,742	433,543

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)	979	$88,472
Genmab A/S(a)	307	62,377
Gilead Sciences, Inc.	8,725	552,991
Grifols SA	187	5,512
Incyte Corp.(a)	1,068	79,278
Ionis Pharmaceuticals, Inc.(a)	888	53,200
Regeneron Pharmaceuticals, Inc.(a)	103	28,572
Sarepta Therapeutics, Inc.(a)	500	37,660
Seattle Genetics, Inc.(a)	917	78,312
Vertex Pharmaceuticals, Inc.(a)	2,171	367,811

		4,720,851

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	172	9,408
LIXIL Group Corp.	1,800	31,801
Masco Corp.	223	9,295
TOTO Ltd.	2,900	109,215

		159,719

Capital Markets — 1.1%
3i Group plc	5,411	77,444
Ameriprise Financial, Inc.	734	107,971
Amundi SA(b)	161	11,215
ASX Ltd.	706	38,688
Bank of New York Mellon Corp. (The)	2,147	97,066
Brookfield Asset Management, Inc., Class A	4,118	218,667
Charles Schwab Corp. (The)	3,311	138,499
CME Group, Inc.	561	118,562
Credit Suisse Group AG (Registered)(a)	6,242	76,359
Deutsche Boerse AG	259	40,393
Goldman Sachs Group, Inc. (The)	1,019	211,167
Hargreaves Lansdown plc	1,181	30,153
Hong Kong Exchanges & Clearing Ltd.	3,700	108,447
Intercontinental Exchange, Inc.	1,032	95,223
Japan Exchange Group, Inc.	2,000	31,605
London Stock Exchange Group plc	1,197	107,490
Macquarie Group Ltd.	1,753	155,390
Magellan Financial Group Ltd.	451	15,709
Moody’s Corp.	544	111,428
Morgan Stanley	3,629	154,850
MSCI, Inc.	837	182,257
Nomura Holdings, Inc.	19,200	81,616
S&P Global, Inc.	410	100,442
Schroders plc	524	19,807
Standard Life Aberdeen plc	17,869	62,758
UBS Group AG (Registered)(a)	11,466	130,190

		2,523,396

Chemicals — 2.3%
Air Products & Chemicals, Inc.	120	26,623
Air Water, Inc.	14,200	255,336
Albemarle Corp.	3,407	236,855
Asahi Kasei Corp.	10,400	103,168
BASF SE	2,740	191,575
Clariant AG (Registered)(a)	5,167	100,641
Corteva, Inc.(a)	2,092	58,576
Covestro AG(b)	831	41,120
Daicel Corp.	5,400	45,941
Dow, Inc.	3,081	146,810
DuPont de Nemours, Inc.	13,600	969,816
Ecolab, Inc.	2,516	498,269
Evonik Industries AG	2,370	58,506
FMC Corp.	73	6,401
Hitachi Chemical Co. Ltd.	1,000	32,803
Kaneka Corp.	6,000	188,032

Security	Shares	Value

Chemicals (continued)
Koninklijke DSM NV	105	$12,640
Linde plc	2,542	492,436
Methanex Corp.	183	6,493
Mitsubishi Chemical Holdings Corp.	2,700	19,352
Mitsubishi Gas Chemical Co., Inc.	700	9,415
Mitsui Chemicals, Inc.	1,100	24,782
Nippon Paint Holdings Co. Ltd.	1,600	83,684
Nissan Chemical Corp.	1,600	66,993
Nitto Denko Corp.	4,600	222,894
PPG Industries, Inc.	2,006	237,731
Sherwin-Williams Co. (The)	1,503	826,455
Showa Denko KK	3,300	87,083
Symrise AG	982	95,459
Toray Industries, Inc.	4,600	34,258
Tosoh Corp.	2,200	29,308
Yara International ASA	6,166	265,846

		5,475,301

Commercial Services & Supplies — 0.5%
Dai Nippon Printing Co. Ltd.	7,100	184,181
Edenred	8,664	415,610
ISS A/S	1,475	36,467
Secom Co. Ltd.	2,200	201,313
Sohgo Security Services Co. Ltd.	1,600	84,152
Toppan Printing Co. Ltd.	10,200	181,148

		1,102,871

Communications Equipment — 0.0%
Telefonaktiebolaget LM Ericsson, Class B	12,451	99,438

Construction & Engineering — 0.7%
Bouygues SA	5,923	237,197
Eiffage SA	4,555	472,194
Fluor Corp.	560	10,713
Jacobs Engineering Group, Inc.	1,501	137,342
JGC Holdings Corp.	2,200	29,034
Kajima Corp.	9,700	127,792
Obayashi Corp.	4,600	46,004
Shimizu Corp.	13,700	124,449
Taisei Corp.	1,900	73,942
Vinci SA	3,853	415,042

		1,673,709

Consumer Finance — 0.2%
American Express Co.	2,871	339,582
Capital One Financial Corp.	769	69,963
Discover Financial Services	1,256	101,849
Synchrony Financial	1,499	51,101

		562,495

Containers & Packaging — 0.0%
Toyo Seikan Group Holdings Ltd.	1,400	21,847

Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	100	2,172

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	5,756	1,197,363
EXOR NV	276	18,484
Groupe Bruxelles Lambert SA	1,135	108,947
Jefferies Financial Group, Inc.	492	9,053
ORIX Corp.	3,100	46,373

		1,380,220

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	22,571	854,087
BCE, Inc.	1,258	60,847

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
BT Group plc	16,415	$36,005
Deutsche Telekom AG (Registered)	17,370	291,347
Nippon Telegraph & Telephone Corp.	5,500	263,140
Orange SA	8,444	132,165
Singapore Telecommunications Ltd.	45,600	102,314
Spark New Zealand Ltd.	10,598	29,273
Telefonica SA	20,294	155,069
Telenor ASA	1,540	30,898
Telstra Corp. Ltd.	14,222	33,713
TELUS Corp.	714	25,410
Verizon Communications, Inc.	51,447	3,105,341
Zayo Group Holdings, Inc.(a)	4,262	144,482

		5,264,091

Electric Utilities — 1.0%
American Electric Power Co., Inc.	3,809	356,865
Chubu Electric Power Co., Inc.	3,400	49,319
Duke Energy Corp.	2,470	236,774
Edison International	5,298	399,575
Enel SpA	35,506	265,205
Entergy Corp.	425	49,878
Exelon Corp.	7,944	383,775
FirstEnergy Corp.	2,140	103,212
Iberdrola SA	13,880	144,266
Kansai Electric Power Co., Inc. (The)	3,200	35,841
NextEra Energy, Inc.	1,003	233,689
Tokyo Electric Power Co. Holdings, Inc.(a)	10,700	52,479

		2,310,878

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,331	179,405
Eaton Corp. plc	1,478	122,896
Emerson Electric Co.	4,261	284,890
Fuji Electric Co. Ltd.	4,500	138,751
Mitsubishi Electric Corp.	10,200	136,070
Rockwell Automation, Inc.	1,727	284,609
Schneider Electric SE	343	29,993
Sensata Technologies Holding plc(a)	1,877	93,963

		1,270,577

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	1,900	234,156
Corning, Inc.	715	20,392
Hirose Electric Co. Ltd.	100	12,320
Hitachi Ltd.	6,800	254,661
Keyence Corp.	100	62,246
Murata Manufacturing Co. Ltd.	1,000	48,468
Nippon Electric Glass Co. Ltd.	1,400	31,303
Omron Corp.	3,200	176,336
Shimadzu Corp.	2,200	55,940
TDK Corp.	1,100	99,437
Yaskawa Electric Corp.	600	22,270
Yokogawa Electric Corp.	3,800	69,828
Zebra Technologies Corp., Class A(a)	223	46,020

		1,133,377

Energy Equipment & Services — 0.0%
Baker Hughes a GE Co.	2,425	56,260

Entertainment — 0.5%
Konami Holdings Corp.	900	43,599
Netflix, Inc.(a)	952	254,774
Nintendo Co. Ltd.	600	223,498
Toho Co. Ltd.	600	26,337
Vivendi SA	6,427	175,861

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)	3,825	$498,474

		1,222,543

Food & Staples Retailing — 1.9%
Colruyt SA	2,301	126,054
Costco Wholesale Corp.	2,006	577,949
Dairy Farm International Holdings Ltd.	21,100	132,986
Empire Co. Ltd., Class A	5,891	159,497
George Weston Ltd.	5,095	428,644
ICA Gruppen AB	4,416	203,947
J Sainsbury plc	51,205	138,172
Koninklijke Ahold Delhaize NV	2,133	53,341
Kroger Co. (The)	4,477	115,417
Loblaw Cos. Ltd.	8,506	484,480
Metro, Inc.	10,226	450,226
Sysco Corp.	1,177	93,454
Tesco plc	29,388	86,885
Walgreens Boots Alliance, Inc.	4,197	232,136
Walmart, Inc.	8,784	1,042,485
Wm Morrison Supermarkets plc	46,860	115,380
Woolworths Group Ltd.	3,790	95,370

		4,536,423

Food Products — 0.8%
a2 Milk Co. Ltd.(a)	3,693	30,684
Associated British Foods plc	672	19,023
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	331,046
Danone SA	68	5,990
MEIJI Holdings Co. Ltd.	1,000	73,147
Nestle SA (Registered)	11,955	1,296,574
Yamazaki Baking Co. Ltd.	2,200	39,351

		1,795,815

Gas Utilities — 0.1%
Osaka Gas Co. Ltd.	600	11,524
Toho Gas Co. Ltd.	600	23,011
Tokyo Gas Co. Ltd.	4,600	116,348

		150,883

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	11,485	960,950
Alcon, Inc.(a)	170	9,916
Align Technology, Inc.(a)	455	82,319
Baxter International, Inc.	4,504	393,965
Becton Dickinson and Co.	957	242,083
BioMerieux	148	12,240
Boston Scientific Corp.(a)	6,131	249,470
Carl Zeiss Meditec AG	253	28,836
Cochlear Ltd.	442	62,200
Coloplast A/S, Class B	184	22,138
Danaher Corp.	3,521	508,538
Dentsply Sirona, Inc.	610	32,519
DexCom, Inc.(a)	317	47,309
Edwards Lifesciences Corp.(a)	1,067	234,644
Fisher & Paykel Healthcare Corp. Ltd.	7,049	76,482
Hologic, Inc.(a)	1,111	56,094
Hoya Corp.	3,500	286,660
IDEXX Laboratories, Inc.(a)	715	194,430
Intuitive Surgical, Inc.(a)	205	110,686
Koninklijke Philips NV	6,797	314,083
Medtronic plc	7,135	775,004
Olympus Corp.	4,700	63,675
Siemens Healthineers AG(b)	2,707	106,445
Smith & Nephew plc	5,194	125,081
Stryker Corp.	1,439	311,256

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sysmex Corp.	400	$26,873
Teleflex, Inc.	18	6,116
Zimmer Biomet Holdings, Inc.	605	83,048

		5,423,060

Health Care Providers & Services — 2.3%
Alfresa Holdings Corp.	1,800	40,331
AmerisourceBergen Corp.	2,993	246,414
Anthem, Inc.	1,048	251,625
Cardinal Health, Inc.	2,516	118,730
Cigna Corp.	2,452	372,189
CVS Health Corp.	13,326	840,471
DaVita, Inc.(a)	3,443	196,492
Fresenius Medical Care AG & Co. KGaA	917	61,623
Fresenius SE & Co. KGaA	1,088	50,897
HCA Healthcare, Inc.	4,913	591,623
Henry Schein, Inc.(a)	1,669	105,981
Humana, Inc.	431	110,194
Laboratory Corp. of America Holdings(a)	1,126	189,168
McKesson Corp.	2,733	373,492
Medipal Holdings Corp.	2,200	49,109
NMC Health plc	267	8,899
Quest Diagnostics, Inc.	1,867	199,825
Ramsay Health Care Ltd.	1,147	50,250
Ryman Healthcare Ltd.	7,951	66,082
Sonic Healthcare Ltd.	4,675	88,643
Suzuken Co. Ltd.	1,400	75,361
UnitedHealth Group, Inc.	4,902	1,065,303
Universal Health Services, Inc., Class B	1,295	192,631

		5,345,333

Health Care Technology — 0.1%(a)
Cerner Corp.	2,045	139,407
Veeva Systems, Inc., Class A	717	109,479

		248,886

Hotels, Restaurants & Leisure — 0.2%
GVC Holdings plc	2,736	24,992
Marriott International, Inc., Class A	1,053	130,962
Oriental Land Co. Ltd.	600	91,449
Restaurant Brands International, Inc.	746	53,042
Whitbread plc	2,196	115,903

		416,348

Household Durables — 0.5%
Barratt Developments plc	16,389	130,467
Berkeley Group Holdings plc	3,318	170,361
DR Horton, Inc.	1,630	85,917
NVR, Inc.(a)	27	100,369
Persimmon plc	5,305	141,485
PulteGroup, Inc.	2,955	108,005
Roku, Inc.(a)	1,534	156,100
Sony Corp.	2,700	159,592
Taylor Wimpey plc	50,534	100,307

		1,152,603

Household Products — 1.0%
Essity AB, Class B	5,547	161,853
Henkel AG & Co. KGaA	1,004	91,912
Kimberly-Clark Corp.	1,717	243,900
Lion Corp.	3,000	59,347
Procter & Gamble Co. (The)	12,300	1,529,874
Reckitt Benckiser Group plc	3,277	255,866
Spectrum Brands Holdings, Inc.	12	649

		2,343,401

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	600	$13,717
Meridian Energy Ltd.	2,345	7,637
NRG Energy, Inc.	733	29,027

		50,381

Industrial Conglomerates — 0.9%
DCC plc	2,378	207,396
General Electric Co.	43,496	388,854
Honeywell International, Inc.	1,046	176,983
Jardine Matheson Holdings Ltd.	3,800	203,365
Jardine Strategic Holdings Ltd.	9,500	284,159
Keihan Holdings Co. Ltd.	2,200	98,028
Keppel Corp. Ltd.	114,100	490,001
NWS Holdings Ltd.	25,000	38,722
Siemens AG (Registered)	2,571	275,213
Toshiba Corp.	200	6,118

		2,168,839

Insurance — 1.3%
Ageas	1,209	67,021
AIA Group Ltd.	43,200	407,421
Allianz SE (Registered)	2,069	481,605
Aon plc	1,167	225,896
Assicurazioni Generali SpA	5,842	113,216
Aviva plc	8,500	41,728
AXA SA	6,107	155,935
Dai-ichi Life Holdings, Inc.	1,300	19,764
Fairfax Financial Holdings Ltd.	12	5,290
Gjensidige Forsikring ASA	2,251	44,643
Hannover Rueck SE	184	31,098
Insurance Australia Group Ltd.	4,118	21,974
Japan Post Holdings Co. Ltd.	10,800	99,658
Legal & General Group plc	1,899	5,796
Manulife Financial Corp.	17,152	314,597
MS&AD Insurance Group Holdings, Inc.	1,200	39,005
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	872	225,236
Poste Italiane SpA(b)	2,906	33,033
Progressive Corp. (The)	549	42,410
Prudential Financial, Inc.	135	12,143
Prudential plc	12,629	228,853
QBE Insurance Group Ltd.	3,255	27,610
Sompo Holdings, Inc.	1,500	62,995
Sun Life Financial, Inc.	1,487	66,491
Suncorp Group Ltd.	1,894	17,453
Tokio Marine Holdings, Inc.	3,200	171,671

		2,962,542

Interactive Media & Services — 2.0%
Alphabet, Inc., Class A(a)	1,122	1,370,119
Alphabet, Inc., Class C(a)	1,184	1,443,296
Facebook, Inc., Class A(a)	8,775	1,562,652
IAC/InterActiveCorp(a)	299	65,173
REA Group Ltd.	151	11,039
Snap, Inc., Class A(a)	4,012	63,389
TripAdvisor, Inc.(a)	1,782	68,928
Twitter, Inc.(a)	1,729	71,235
Zillow Group, Inc., Class C(a)	544	16,222

		4,672,053

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(a)	2,268	3,937,044
Booking Holdings, Inc.(a)	305	598,596
GrubHub, Inc.(a)	469	26,363
MercadoLibre, Inc.	93	51,264
Ocado Group plc(a)	5,255	85,476

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A(a)	576	$64,581
Zalando SE(a)(b)	625	28,537

		4,791,861

IT Services — 1.7%
Adyen NV(a)(b)	223	146,650
Automatic Data Processing, Inc.	452	72,962
Fidelity National Information Services, Inc.	2,641	350,619
Fiserv, Inc.(a)	1,878	194,542
Fujitsu Ltd.	3,200	257,185
GoDaddy, Inc., Class A(a)	266	17,551
International Business Machines Corp.	2,244	326,322
Itochu Techno-Solutions Corp.	4,000	106,248
Mastercard, Inc., Class A	1,616	438,857
Nomura Research Institute Ltd.	700	13,987
Obic Co. Ltd.	1,000	114,592
Okta, Inc.(a)	674	66,362
Otsuka Corp.	3,600	144,078
Paychex, Inc.	2,290	189,543
PayPal Holdings, Inc.(a)	2,780	287,980
Shopify, Inc., Class A(a)	413	128,528
Square, Inc., Class A(a)	2,908	180,151
Twilio, Inc., Class A(a)	770	84,669
VeriSign, Inc.(a)	1,250	235,787
Visa, Inc., Class A	3,491	600,487
Wirecard AG	537	85,941

		4,043,041

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	1,945	149,046
Eurofins Scientific SE	22	10,231
Illumina, Inc.(a)	837	254,632
IQVIA Holdings, Inc.(a)	374	55,868
Lonza Group AG (Registered)(a)	42	14,213
Mettler-Toledo International, Inc.(a)	314	221,182
QIAGEN NV(a)	1,170	38,316
Thermo Fisher Scientific, Inc.	2,564	746,816
Waters Corp.(a)	823	183,718

		1,674,022

Machinery — 0.4%
ANDRITZ AG	2,343	95,747
Atlas Copco AB, Class A	4,426	136,290
Deere & Co.	637	107,449
Epiroc AB, Class A(a)	11,725	126,984
KION Group AG	165	8,677
Kone OYJ, Class B	4,256	242,211
Spirax-Sarco Engineering plc	2,642	254,540
Wabtec Corp.	231	16,600

		988,498

Media — 0.4%
CBS Corp. (Non-Voting), Class B	789	31,852
Charter Communications, Inc., Class A(a)	358	147,539
Comcast Corp., Class A	11,487	517,834
CyberAgent, Inc.	1,100	42,402
Dentsu, Inc.	600	21,216
Hakuhodo DY Holdings, Inc.	3,800	55,216
Informa plc	2,286	23,941
News Corp., Class A	651	9,062
WPP plc	4,032	50,486

		899,548

Metals & Mining — 0.9%
Agnico Eagle Mines Ltd.	948	50,804
Alumina Ltd.	105,340	168,768

Security	Shares	Value

Metals & Mining (continued)
Anglo American plc	4,357	$100,133
ArcelorMittal	8,054	113,307
Barrick Gold Corp.	562	9,723
BHP Group Ltd.	7,695	190,148
BHP Group plc	21,473	458,648
First Quantum Minerals Ltd.	5,720	48,053
Fortescue Metals Group Ltd.	30,781	183,215
Franco-Nevada Corp.	51	4,647
Glencore plc(a)	104,531	315,009
Kirkland Lake Gold Ltd.	824	36,913
Nucor Corp.	2,256	114,853
Rio Tinto plc	4,156	216,040
Steel Dynamics, Inc.	472	14,066
Wheaton Precious Metals Corp.	4,782	125,393

		2,149,720

Multiline Retail — 0.3%
Canadian Tire Corp. Ltd., Class A	2,671	299,730
Dollarama, Inc.	4,780	171,125
Marks & Spencer Group plc	31,769	71,956
Next plc	1,267	96,312
Wesfarmers Ltd.	1,070	28,749

		667,872

Multi-Utilities — 0.1%
E.ON SE	3,184	30,957
Engie SA	7,217	117,797
National Grid plc	2,841	30,760
RWE AG	577	18,033
Veolia Environnement SA	407	10,310

		207,857

Oil, Gas & Consumable Fuels — 3.4%
Aker BP ASA	801	21,343
BP plc	116,836	739,661
Cabot Oil & Gas Corp.	3,263	57,331
Canadian Natural Resources Ltd.	4,046	107,651
Cenovus Energy, Inc.	3,831	35,943
Chevron Corp.	8,659	1,026,958
ConocoPhillips	8,874	505,641
Continental Resources, Inc.(a)	574	17,674
Devon Energy Corp.	15,783	379,739
Enbridge, Inc.	4,469	156,854
Encana Corp.	679	3,111
Eni SpA	21,785	332,979
EOG Resources, Inc.	1,715	127,287
Equinor ASA	12,699	240,547
Exxon Mobil Corp.	14,757	1,041,992
Galp Energia SGPS SA	1,239	18,634
Hess Corp.	3,057	184,887
Imperial Oil Ltd.	1,528	39,790
JXTG Holdings, Inc.	16,900	77,249
Marathon Oil Corp.	10,685	131,105
Occidental Petroleum Corp.	2,330	103,615
Origin Energy Ltd.	2,545	13,708
Parsley Energy, Inc., Class A	408	6,854
Phillips 66	1,006	103,014
Pioneer Natural Resources Co.	268	33,706
Repsol SA	10,237	159,656
Royal Dutch Shell plc, Class A	20,961	614,743
Royal Dutch Shell plc, Class B	18,822	556,293
Santos Ltd.	4,625	24,116
Suncor Energy, Inc.	7,707	243,103
TOTAL SA	11,649	606,525
Valero Energy Corp.	1,026	87,456

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	4,286	$93,637

		7,892,802

Personal Products — 1.0%
Beiersdorf AG	339	39,970
Coty, Inc., Class A	4,177	43,900
Estee Lauder Cos., Inc. (The), Class A	2,199	437,491
Kao Corp.	2,200	163,189
Kobayashi Pharmaceutical Co. Ltd.	1,500	114,556
Kose Corp.	400	67,916
L’Oreal SA	916	256,177
Pola Orbis Holdings, Inc.	6,400	144,278
Shiseido Co. Ltd.	2,300	184,596
Unilever NV	6,543	392,890
Unilever plc	7,437	446,978

		2,291,941

Pharmaceuticals — 6.6%
Allergan plc	3,632	611,229
Astellas Pharma, Inc.	16,300	233,158
AstraZeneca plc	5,859	523,145
Aurora Cannabis, Inc.(a)	1,267	5,566
Bausch Health Cos., Inc.(a)	527	11,496
Bayer AG (Registered)	3,771	265,679
Bristol-Myers Squibb Co.	17,613	893,155
Chugai Pharmaceutical Co. Ltd.	1,100	85,962
Daiichi Sankyo Co. Ltd.	3,000	189,568
Eisai Co. Ltd.	1,700	86,848
Elanco Animal Health, Inc.(a)	5,176	137,630
Eli Lilly & Co.	10,411	1,164,262
GlaxoSmithKline plc	26,679	571,854
Hisamitsu Pharmaceutical Co., Inc.	500	22,010
Jazz Pharmaceuticals plc(a)	652	83,547
Johnson & Johnson	20,155	2,607,654
Kyowa Kirin Co. Ltd.	1,400	27,264
Merck & Co., Inc.	24,128	2,031,095
Merck KGaA	1,582	178,212
Mylan NV(a)	6,566	129,876
Nektar Therapeutics(a)	2,336	42,550
Novartis AG (Registered)	9,074	787,505
Novo Nordisk A/S, Class B	7,868	406,588
Otsuka Holdings Co. Ltd.	1,900	71,374
Perrigo Co. plc	1,865	104,235
Pfizer, Inc.	52,423	1,883,559
Recordati SpA	594	25,476
Roche Holding AG	2,332	678,996
Sanofi SA	5,435	503,459
Shionogi & Co. Ltd.	2,900	161,684
Sumitomo Dainippon Pharma Co. Ltd.	2,100	34,745
Taisho Pharmaceutical Holdings Co. Ltd.	900	65,808
Takeda Pharmaceutical Co. Ltd.	2,700	92,652
Teva Pharmaceutical Industries Ltd., ADR	4,540	31,235
UCB SA	116	8,416
Zoetis, Inc.	5,210	649,114

		15,406,606

Professional Services — 0.4%
Recruit Holdings Co. Ltd.	3,100	94,716
SEEK Ltd.	10,388	150,682
SGS SA (Registered)	24	59,494
Teleperformance	2,399	519,808

		824,700

Security	Shares	Value

Road & Rail — 1.9%
Aurizon Holdings Ltd.	61,747	$246,145
Canadian National Railway Co.	3,696	331,869
Canadian Pacific Railway Ltd.	905	201,117
Central Japan Railway Co.	1,700	350,556
CSX Corp.	8,308	575,495
East Japan Railway Co.	3,000	286,867
Hankyu Hanshin Holdings, Inc.	2,500	96,676
JB Hunt Transport Services, Inc.	1,006	111,314
Keikyu Corp.	3,500	68,118
Kintetsu Group Holdings Co. Ltd.	1,100	57,418
Knight-Swift Transportation Holdings, Inc.	2,372	86,104
Nagoya Railroad Co. Ltd.	800	23,968
Norfolk Southern Corp.	1,739	312,429
Odakyu Electric Railway Co. Ltd.	700	16,814
Old Dominion Freight Line, Inc.	1,116	189,687
Tobu Railway Co. Ltd.	1,700	55,227
Tokyu Corp.	1,800	33,861
Uber Technologies, Inc.(a)	10,586	322,555
Union Pacific Corp.	5,820	942,724
West Japan Railway Co.	1,000	84,611

		4,393,555

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(a)	147	4,262
Advantest Corp.	1,300	57,951
ASML Holding NV	724	179,562
Broadcom, Inc.	780	215,335
Infineon Technologies AG	7,655	137,535
Intel Corp.	12,036	620,215
Marvell Technology Group Ltd.	2,748	68,618
Micron Technology, Inc.(a)	1,628	69,760
NVIDIA Corp.	849	147,785
NXP Semiconductors NV	1,680	183,322
Qorvo, Inc.(a)	2,710	200,919
QUALCOMM, Inc.	4,623	352,642
Rohm Co. Ltd.	300	23,131
STMicroelectronics NV	3,098	59,952
Texas Instruments, Inc.	3,595	464,618
Tokyo Electron Ltd.	900	172,911

		2,958,518

Software — 1.3%
CDK Global, Inc.	221	10,628
Intuit, Inc.	1,578	419,653
Microsoft Corp.	14,573	2,026,084
Nice Ltd.(a)	296	42,662
Oracle Corp.	1,800	156,917
Paycom Software, Inc.(a)	129	27,024
Sage Group plc (The)	2,446	20,787
SAP SE	3,053	359,257
Temenos AG (Registered)(a)	605	101,307

		3,164,319

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	248	41,019
AutoZone, Inc.(a)	221	239,701
Best Buy Co., Inc.	3,484	240,361
Fast Retailing Co. Ltd.	100	59,655
Hennes & Mauritz AB, Class B	2,248	43,576
Home Depot, Inc. (The)	7,704	1,787,482
Industria de Diseno Textil SA	2,746	84,982
Kingfisher plc	7,529	19,134
Lowe’s Cos., Inc.	6,564	721,777
O’Reilly Automotive, Inc.(a)	664	264,611
Tiffany & Co.	4,989	462,131

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	7,443	$673,145
Ulta Beauty, Inc.(a)	3,529	884,544

		5,522,118

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	15,302	3,427,189
FUJIFILM Holdings Corp.	2,200	96,911
Hewlett Packard Enterprise Co.	8,990	136,378
HP, Inc.	3,464	65,539
NEC Corp.	3,500	148,003
NetApp, Inc.	1,573	82,598
Seagate Technology plc	5,298	284,980
Xerox Holdings Corp.	2,588	77,407

		4,319,005

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG	1,030	320,685
Hermes International	1,389	959,353
Kering SA	589	300,145
LVMH Moet Hennessy Louis Vuitton SE	536	212,663

		1,792,846

Tobacco — 0.7%
Altria Group, Inc.	12,073	493,785
British American Tobacco plc	8,362	308,811
Imperial Brands plc	734	16,483
Philip Morris International, Inc.	9,515	722,474
Swedish Match AB	4,972	205,632

		1,747,185

Trading Companies & Distributors — 0.1%
ITOCHU Corp.	6,900	142,924

Transportation Infrastructure — 0.7%
Aena SME SA(b)	3,195	584,855
Aeroports de Paris	2,088	371,394
Atlantia SpA	7,504	181,355
Auckland International Airport Ltd.	19,981	114,570
Japan Airport Terminal Co. Ltd.	1,500	65,296
Sydney Airport(c)	41,330	224,264
Transurban Group(c)	17,842	177,126

		1,718,860

Wireless Telecommunication Services — 2.0%
KDDI Corp.	6,900	180,040
NTT DOCOMO, Inc.	11,800	301,309
Rogers Communications, Inc., Class B	1,169	56,939
SoftBank Corp.	9,000	121,947
SoftBank Group Corp.	3,600	142,058
Sprint Corp.(a)	225,683	1,392,464
T-Mobile US, Inc.(a)	29,342	2,311,269
Vodafone Group plc	84,489	168,328

		4,674,354

Total Common Stocks — 67.1% (Cost: $156,679,704)		157,784,510

Security	Par (000)		Value

Corporate Bonds — 0.0%

Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31	USD	25	$31,982

Total Corporate Bonds — 0.0% (Cost: $30,070)			31,982

	Beneficial Interest (000)

Other Interests — 0.0%(d)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(a)(e)(f)		25	—

Total Other Interests — 0.0%			—

	Shares

Preferred Stocks — 0.4%

Automobiles — 0.2%
Porsche Automobil Holding SE (Preference)		5,200	337,100

Chemicals — 0.1%(g)
Fuchs Petrolub SE (Preference)		8,437	316,419

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)		257	46,854

Household Products — 0.1%
Henkel AG & Co. KGaA (Preference)		1,599	158,219

Total Preferred Stocks — 0.4% (Cost: $890,700)			858,592

	Par (000)

U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds, 8.75%, 08/15/20		2,200	2,329,508
U.S. Treasury Notes:
3.63%, 02/15/20		1,000	1,006,172
2.75%, 08/15/21		10,500	10,705,488
1.13%, 08/31/21		10,000	9,898,828

Total U.S. Treasury Obligations — 10.2% (Cost: $23,556,103)			23,939,996

Total Long-Term Investments — 77.7% (Cost: $181,156,577)			182,615,080

	Shares

Short-Term Securities — 6.5%(h)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%		15,016,912	15,016,912
SL Liquidity Series, LLC, Money Market Series, 2.13%(i)		216,235	216,279

Total Short-Term Securities — 6.5% (Cost: $15,233,210)			15,233,191

Total Investments — 84.2% (Cost: $196,389,787)			197,848,271

Other Assets Less Liabilities — 15.8%			37,090,467

Net Assets — 100.0%			$234,938,738

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Security, or a portion of the security, is on loan.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,969,958	3,046,954	15,016,912	$15,016,912	$233,576		$—	$—
SL Liquidity Series, LLC, Money Market Series	459,918	(243,683)	216,235	216,279	15,505	(b)	(230)	(15)

				$15,233,191	$249,081		$(230)	$(15)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	16	10/18/19	$2,023	$19,045
IBEX 35 Index	307	10/18/19	30,893	581,635
MSCI Singapore Index	357	10/30/19	9,279	23,048
TOPIX Index	100	12/12/19	14,687	634,952
Australia 10 Year Bond	597	12/16/19	59,374	397,836
U.S. Treasury 10 Year Note	532	12/19/19	69,326	470,364
U.S. Treasury Ultra Bond	65	12/19/19	12,474	(83,860)
DAX Index	102	12/20/19	34,495	100,734
Long Gilt	366	12/27/19	60,410	220,003
U.S. Treasury 5 Year Note	280	12/31/19	33,362	(95,750)

				2,268,007

Short Contracts
CAC 40 10 Euro Index	419	10/18/19	25,922	(350,314)
OMXS30 Index	487	10/18/19	8,152	(32,796)
Hang Seng Index	29	10/30/19	4,818	(20,602)
Euro-Bobl	193	12/06/19	28,535	218,263
Euro-Bund	359	12/06/19	68,183	(199,952)
Euro-Buxl	39	12/06/19	9,246	202,500
Canada 10 Year Bond	874	12/18/19	94,073	991,854
S&P/TSX 60 Index	38	12/19/19	5,714	(40,569)
SPI 200 Index	159	12/19/19	17,927	(132,133)
FTSE 100 Index	182	12/20/19	16,523	(138,102)
FTSE/MIB Index	112	12/20/19	13,468	(153,845)
MSCI EAFE E-Mini Index	574	12/20/19	54,484	315,683
S&P 500 E-Mini Index	511	12/20/19	76,101	645,368

				1,305,355

				$3,573,362

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,781,352	USD	1,345,425	Credit Suisse International	12/18/19	$919
CAD	1,935,362	USD	1,462,372	JPMorgan Chase Bank NA	12/18/19	373
INR	417,772,000	USD	5,740,937	Citibank NA	12/18/19	114,979
MYR	12,986,000	USD	3,091,537	Barclays Bank plc	12/18/19	6,582
THB	247,956,000	USD	8,116,445	Credit Suisse International	12/18/19	3,078
USD	866,296	AUD	1,268,000	Bank of America NA	12/18/19	8,335
USD	4,462,024	AUD	6,513,000	Citibank NA	12/18/19	55,157
USD	3,885,121	BRL	16,020,000	JPMorgan Chase Bank NA	12/18/19	47,759
USD	35,713,439	CAD	47,067,813	Citibank NA	12/18/19	139,626
USD	6,312,529	CAD	8,320,560	Goldman Sachs International	12/18/19	23,857
USD	872,291	CHF	859,000	BNP Paribas SA	12/18/19	5,557
USD	10,013,573	CNY	71,562,000	UBS AG	12/18/19	11,219
USD	7,013,389	EUR	6,301,000	Barclays Bank plc	12/18/19	103,726
USD	622,213	EUR	559,000	Goldman Sachs International	12/18/19	9,215
USD	204,840	EUR	186,000	JPMorgan Chase Bank NA	12/18/19	873
USD	706,472	EUR	634,747	Morgan Stanley & Co. International plc	12/18/19	10,410
USD	852,489	GBP	680,000	Bank of America NA	12/18/19	13,676
USD	22,240,104	GBP	17,973,000	HSBC Bank plc	12/18/19	69,535
USD	13,139,306	JPY	1,390,751,000	HSBC Bank plc	12/18/19	202,068
USD	261,813	JPY	28,134,000	JPMorgan Chase Bank NA	12/18/19	102
USD	5,068,433	JPY	536,434,075	National Australia Bank Ltd.	12/18/19	78,341
USD	39,591,034	KRW	47,344,938,000	BNP Paribas SA	12/18/19	22,123
USD	1,825,733	KRW	2,175,122,000	Morgan Stanley & Co. International plc	12/18/19	7,858

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	188,084	MXN	3,747,000	Barclays Bank plc	12/18/19	$563
USD	147,088	NOK	1,323,000	Bank of America NA	12/18/19	1,482
USD	298,324	NOK	2,677,000	Morgan Stanley & Co. International plc	12/18/19	3,701
USD	261,156	NZD	408,000	Bank of America NA	12/18/19	5,210
USD	67,930	NZD	108,000	BNP Paribas SA	12/18/19	180
USD	100,221	PLN	393,000	Bank of America NA	12/18/19	2,105
USD	2,839,630	PLN	11,163,734	Credit Suisse International	12/18/19	52,511
USD	768,954	PLN	3,023,266	JPMorgan Chase Bank NA	12/18/19	14,171
USD	2,550,224	SEK	24,476,000	HSBC Bank plc	12/18/19	50,372
USD	52,279	SGD	72,000	Citibank NA	12/18/19	138
USD	2,431,710	THB	74,259,000	BNP Paribas SA	12/18/19	38
USD	260,274	ZAR	3,902,000	HSBC Bank plc	12/18/19	5,234

						1,071,073

AUD	61,186,000	USD	41,809,052	HSBC Bank plc	12/18/19	(408,994)
AUD	455,000	USD	313,738	UBS AG	12/18/19	(5,873)
CAD	232,000	USD	176,034	Citibank NA	12/18/19	(688)
CAD	616,286	USD	465,893	UBS AG	12/18/19	(105)
CHF	1,942,000	USD	1,992,763	HSBC Bank plc	12/18/19	(33,279)
CHF	472,000	USD	480,338	UBS AG	12/18/19	(4,088)
CNY	42,671,000	USD	6,003,236	Bank of America NA	12/18/19	(39,031)
EUR	23,067,835	USD	25,698,929	Citibank NA	12/18/19	(402,792)
EUR	363,000	USD	404,752	Toronto Dominion Bank	12/18/19	(6,687)
GBP	882,000	USD	1,093,445	Barclays Bank plc	12/18/19	(5,456)
JPY	7,439,000	USD	70,284	Bank of America NA	12/18/19	(1,084)
JPY	731,000	USD	6,906	Goldman Sachs International	12/18/19	(107)
JPY	73,812,000	USD	686,756	JPMorgan Chase Bank NA	12/18/19	(131)
KRW	1,154,500,000	USD	965,422	BNP Paribas SA	12/18/19	(539)
MXN	367,137,000	USD	18,428,722	Barclays Bank plc	12/18/19	(55,161)
MYR	17,716,000	USD	4,232,203	UBS AG	12/18/19	(5,631)
NOK	104,000	USD	11,581	JPMorgan Chase Bank NA	12/18/19	(135)
NZD	83,000	USD	53,032	Morgan Stanley & Co. International plc	12/18/19	(965)
PLN	51,482,000	USD	13,137,520	HSBC Bank plc	12/18/19	(284,612)
SEK	877,000	USD	91,787	Morgan Stanley & Co. International plc	12/18/19	(2,215)
SEK	4,464,000	USD	460,277	UBS AG	12/18/19	(4,347)
SGD	99,000	USD	72,133	Citibank NA	12/18/19	(439)
USD	325,825	CAD	432,000	Morgan Stanley & Co. International plc	12/18/19	(680)
USD	4,847,207	INR	353,010,000	JPMorgan Chase Bank NA	12/18/19	(100,939)
USD	270,444	MYR	1,136,000	Barclays Bank plc	12/18/19	(576)
USD	174,995	SGD	242,000	HSBC Bank plc	12/18/19	(256)
USD	521,365	SGD	721,000	JPMorgan Chase Bank NA	12/18/19	(766)
ZAR	85,555,785	USD	5,718,291	Barclays Bank plc	12/18/19	(126,248)
ZAR	6,721,215	USD	451,755	Citibank NA	12/18/19	(12,447)

						(1,504,271)

Net Unrealized Depreciation						$(433,198)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	6.32%	Monthly	03/18/20	(a)	03/12/25	MXN	510,000	$(132,092)	$—	$(132,092)
-0.48%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	13,000	63,435	(303)	63,738
-0.40%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	34,000	14,109	8,383	5,726

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
-0.32%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	27,000	$(101,806)	$6,164	$(107,970)
-0.44%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	9,000	24,830	(550)	25,380
-0.39%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	18,000	2,447	3,734	(1,287)
6 month GBP LIBOR	Semi-Annual	0.62%	Semi-Annual	03/18/20	(a)	03/18/25	GBP	73,000	185,444	(45,272)	230,716
6 month BBR	Semi-Annual	0.91%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	25,200	(22,147)	—	(22,147)
6 month BBR	Semi-Annual	0.91%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	904	(801)	—	(801)
6 month BBR	Semi-Annual	0.92%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	15,000	(6,075)	—	(6,075)
6 month BBR	Semi-Annual	0.95%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	37,800	19,277	—	19,277
6 month BBR	Semi-Annual	0.98%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	27,599	43,476	—	43,476
6 month BBR	Semi-Annual	0.99%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	34,720	63,204	—	63,204
6 month SOR	Semi-Annual	1.53%	Semi-Annual	03/18/20	(a)	03/18/25	SGD	31,000	(41,833)	—	(41,833)
1.70%	Semi-Annual	3 month BA	Semi-Annual	03/18/20	(a)	03/18/25	CAD	20,000	(909)	2,620	(3,529)
1.50%	Semi-Annual	3 month BA	Semi-Annual	03/18/20	(a)	03/18/25	CAD	44,000	313,525	177,758	135,767
1.42%	Quarterly	3 month HIBOR	Quarterly	03/18/20	(a)	03/18/25	HKD	271,000	328,647	(1)	328,648
0.08%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	90,000	(38,883)	7,927	(46,810)
0.00%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	327,000	(16,913)	6,408	(23,321)
1.60%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	320,400	140,516	—	140,516
1.68%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	58,000	(32,948)	—	(32,948)
3 month JIBAR	Quarterly	6.90%	Quarterly	03/18/20	(a)	03/18/25	ZAR	387,500	(197,748)	—	(197,748)
3 month JIBAR	Quarterly	7.06%	Quarterly	03/18/20	(a)	03/18/25	ZAR	186,000	(14,826)	—	(14,826)

									$591,929	$166,868	$425,061

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day		6.29%
BZDIOVER	At Termination		At Termination	Bank of America NA	N/A	01/02/23	BRL	13,000	$29,933	$—	$29,933
1 day		6.32%
BZDIOVER	At Termination		At Termination	Bank of America NA	N/A	01/02/23	BRL	31,000	81,333	—	81,333
1 day		6.48%
BZDIOVER	At Termination		At Termination	BNP Paribas SA	N/A	01/02/23	BRL	35,000	133,780	—	133,780
1 day BZDIOVER	At Termination	6.37%	At Termination	JPMorgan Chase Bank NA	N/A	01/02/23	BRL	62,000	187,912	—	187,912
1 day BZDIOVER	At Termination	8.06%	At Termination	Morgan Stanley & Co. International plc	N/A	01/02/23	BRL	41,000	755,083	—	755,083
1 day MIBOR	Semi-Annual	4.99%	Semi-Annual	Bank of America NA	03/18/20(a)	03/18/25	INR	832,000	(17,904)	—	(17,904)
3 month		0.66%
TWCPBA	Quarterly		Quarterly	Bank of America NA	03/18/20(a)	03/18/25	TWD	133,560	(13,065)	—	(13,065)
3 month		0.68%
TWCPBA	Quarterly		Quarterly	Bank of America NA	03/18/20(a)	03/18/25	TWD	237,440	(15,731)	—	(15,731)
1 day MIBOR	Semi-Annual	5.09%	Semi-Annual	Citibank NA	03/18/20(a)	03/18/25	INR	383,500	14,895	—	14,895
		1 week
2.90%	Quarterly	CNREPOFI	Quarterly	Citibank NA	03/18/20(a)	03/18/25	CNY	126,000	49,126	—	49,126
1 day MIBOR	Semi-Annual	5.08%	Semi-Annual	HSBC Bank plc	03/18/20(a)	03/18/25	INR	668,700	22,946	—	22,946
1 day MIBOR	Semi-Annual	5.11%	Semi-Annual	HSBC Bank plc	03/18/20(a)	03/18/25	INR	668,600	35,049	—	35,049
1 day MIBOR	Semi-Annual	5.07%	Semi-Annual	Morgan Stanley & Co. International plc	03/18/20(a)	03/18/25	INR	383,500	9,687	—	9,687

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day MIBOR	Semi-Annual	5.08%	Semi-Annual	Morgan Stanley & Co. International plc	03/18/20(a)	03/18/25	INR	668,700	$22,946	$—	$22,946

									$1,295,990	$—	$1,295,990

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(37,046,369)	Merrill Lynch International & Co.	10/16/19	TWD	37,046	$7,999	$—	$7,999
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(45,531,975)	Merrill Lynch International & Co.	10/16/19	TWD	45,532	2,430	—	2,430
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(45,525,293)	Merrill Lynch International & Co.	10/16/19	TWD	45,525	2,214	—	2,214
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(80,211,230)	Merrill Lynch International & Co.	10/16/19	TWD	80,211	3,901	—	3,901
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(227,626,463)	Merrill Lynch International & Co.	10/16/19	TWD	227,626	11,070	—	11,070
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(45,525,293)	Merrill Lynch International & Co.	10/16/19	TWD	45,525	2,214	—	2,214
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(47,693,164)	Merrill Lynch International & Co.	10/16/19	TWD	47,693	2,320	—	2,320
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(112,729,296)	Merrill Lynch International & Co.	10/16/19	TWD	112,729	5,483	—	5,483
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(177,765,429)	Merrill Lynch International & Co.	10/16/19	TWD	177,765	8,646	—	8,646
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(82,379,101)	Merrill Lynch International & Co.	10/16/19	TWD	82,379	4,006	—	4,006
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(28,072,532)	Merrill Lynch International & Co.	10/16/19	TWD	28,073	(2,168)	—	(2,168)
Taiwan Capitalization Weighted Stock Index Future October 2019	TWD	(78,328,220)	Merrill Lynch International & Co.	10/16/19	TWD	78,328	12,978	—	12,978
KOSPI 200 Index Futures December 2019	KRW	2,205,253,875	Merrill Lynch International & Co.	12/12/19	KRW	2,205,254	47,221	—	47,221
KOSPI 200 Index Futures December 2019	KRW	801,910,500	Merrill Lynch International & Co.	12/12/19	KRW	801,911	17,171	—	17,171
KOSPI 200 Index Futures December 2019	KRW	3,474,945,500	Merrill Lynch International & Co.	12/12/19	KRW	3,474,946	74,410	—	74,410
KOSPI 200 Index Futures December 2019	KRW	534,607,000	Merrill Lynch International & Co.	12/12/19	KRW	534,607	11,448	—	11,448
KOSPI 200 Index Futures December 2019	KRW	1,002,388,125	Merrill Lynch International & Co.	12/12/19	KRW	1,002,388	21,464	—	21,464

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps (continued)

Reference Entity		Fixed Amount Paid / (Received) by the Fund	(a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

KOSPI 200 Index Futures December 2019	KRW	4,143,204,250		Merrill Lynch International & Co.	12/12/19	KRW	4,143,204	$88,719	$—	$88,719
KOSPI 200 Index Futures December 2019	KRW	2,673,035,000		Merrill Lynch International & Co.	12/12/19	KRW	2,673,035	57,237	—	57,237
KOSPI 200 Index Futures December 2019	KRW	2,004,776,250		Merrill Lynch International & Co.	12/12/19	KRW	2,004,776	42,928	—	42,928
KOSPI 200 Index Futures December 2019	KRW	534,607,000		Merrill Lynch International & Co.	12/12/19	KRW	534,607	11,448	—	11,448
KOSPI 200 Index Futures December 2019	KRW	796,096,800		Merrill Lynch International & Co.	12/12/19	KRW	796,097	22,032	—	22,032
KOSPI 200 Index Futures December 2019	KRW	597,072,600		Merrill Lynch International & Co.	12/12/19	KRW	597,073	16,524	—	16,524
KOSPI 200 Index Futures December 2019	KRW	1,990,242,000		Merrill Lynch International & Co.	12/12/19	KRW	1,990,242	55,079	—	55,079
KOSPI 200 Index Futures December 2019	KRW	2,719,997,400		Merrill Lynch International & Co.	12/12/19	KRW	2,719,997	75,275	—	75,275
KOSPI 200 Index Futures December 2019	KRW	1,061,462,400		Merrill Lynch International & Co.	12/12/19	KRW	1,061,462	29,375	—	29,375
KOSPI 200 Index Futures December 2019	KRW	1,592,193,600		Merrill Lynch International & Co.	12/12/19	KRW	1,592,194	44,063	—	44,063
KOSPI 200 Index Futures December 2019	KRW	3,449,752,800		Merrill Lynch International & Co.	12/12/19	KRW	3,449,753	95,471	—	95,471
KOSPI 200 Index Futures December 2019	KRW	2,189,266,200		Merrill Lynch International & Co.	12/12/19	KRW	2,189,266	60,587	—	60,587
KOSPI 200 Index Futures December 2019	KRW	3,184,387,200		Merrill Lynch International & Co.	12/12/19	KRW	3,184,387	88,127	—	88,127
KOSPI 200 Index Futures December 2019	KRW	1,603,821,000		Merrill Lynch International & Co.	12/12/19	KRW	1,603,821	34,343	—	34,343
KOSPI 200 Index Futures December 2019	KRW	1,061,462,400		Merrill Lynch International & Co.	12/12/19	KRW	1,061,462	29,375	—	29,375

								$983,390	$—	$983,390

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day MIBOR	Mumbai Interbank Offered Rate	5.52%
1 week CNREPOFI	China Fixing Repo Rates	2.98%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month BA	Canadian Bankers Acceptances	1.97%
3 month HIBOR	Hong Kong Interbank Offered Rate	1.25%
3 month JIBAR	Johannesburg Interbank Average Rate	6.79%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.07%)
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.67%
6 month BBR	Australian Bank Bill Rate	1.05%
6 month EURIBOR	Euro Interbank Offered Rate	(0.42%)
6 month GBP LIBOR	London Interbank Offered Rate	0.83%
6 month SOR	Singapore Interbank Offered Rate	1.94%
6 month WIBOR	Warsaw Interbank Offered Rate	1.69%

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CNREPOFI	Day China Fixing Repo Rates

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

S&P	Standard & Poor’s

SOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,745,394	$1,089,972	$—	$4,835,366
Air Freight & Logistics	3,122,466	39,281	—	3,161,747
Airlines	437,558	54,568	—	492,126
Auto Components	181,659	—	—	181,659

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Automobiles	$1,723,689	$1,393,486	$—	$3,117,175
Banks	4,508,689	4,956,617	—	9,465,306
Beverages	2,340,974	1,671,693	—	4,012,667
Biotechnology	4,219,419	501,432	—	4,720,851
Building Products	18,703	141,016	—	159,719
Capital Markets	1,536,132	987,264	—	2,523,396
Chemicals	3,506,465	1,968,836	—	5,475,301
Commercial Services & Supplies	—	1,102,871	—	1,102,871
Communications Equipment	—	99,438	—	99,438
Construction & Engineering	148,055	1,525,654	—	1,673,709
Consumer Finance	562,495	—	—	562,495
Containers & Packaging	—	21,847	—	21,847
Distributors	—	2,172	—	2,172
Diversified Financial Services	1,206,416	173,804	—	1,380,220
Diversified Telecommunication Services	4,190,167	1,073,924	—	5,264,091
Electric Utilities	1,763,768	547,110	—	2,310,878
Electrical Equipment	965,763	304,814	—	1,270,577
Electronic Equipment, Instruments & Components	300,568	832,809	—	1,133,377
Energy Equipment & Services	56,260	—	—	56,260
Entertainment	753,248	469,295	—	1,222,543
Food & Staples Retailing	3,584,288	952,135	—	4,536,423
Food Products	331,046	1,464,769	—	1,795,815
Gas Utilities	—	150,883	—	150,883
Health Care Equipment & Supplies	4,288,431	1,134,629	—	5,423,060
Health Care Providers & Services	4,854,138	491,195	—	5,345,333
Health Care Technology	248,886	—	—	248,886
Hotels, Restaurants & Leisure	184,004	232,344	—	416,348
Household Durables	450,391	702,212	—	1,152,603
Household Products	1,774,423	568,978	—	2,343,401
Independent Power and Renewable Electricity Producers	29,027	21,354	—	50,381
Industrial Conglomerates	565,837	1,603,002	—	2,168,839
Insurance	684,280	2,278,262	—	2,962,542
Interactive Media & Services	4,661,014	11,039	—	4,672,053
Internet & Direct Marketing Retail	4,677,848	114,013	—	4,791,861
IT Services	3,174,360	868,681	—	4,043,041
Life Sciences Tools & Services	1,611,262	62,760	—	1,674,022
Machinery	124,049	864,449	—	988,498
Media	706,287	193,261	—	899,548
Metals & Mining	404,452	1,745,268	—	2,149,720
Multiline Retail	470,855	197,017	—	667,872
Multi-Utilities	—	207,857	—	207,857
Oil, Gas & Consumable Fuels	4,393,711	3,499,091	—	7,892,802
Personal Products	481,391	1,810,550	—	2,291,941
Pharmaceuticals	10,386,203	5,020,403	—	15,406,606
Professional Services	—	824,700	—	824,700
Road & Rail	3,073,294	1,320,261	—	4,393,555
Semiconductors & Semiconductor Equipment	2,327,476	631,042	—	2,958,518
Software	2,483,389	680,930	—	3,164,319
Specialty Retail	5,314,771	207,347	—	5,522,118
Technology Hardware, Storage & Peripherals	4,074,091	244,914	—	4,319,005
Textiles, Apparel & Luxury Goods	320,685	1,472,161	—	1,792,846
Tobacco	1,216,259	530,926	—	1,747,185
Trading Companies & Distributors	—	142,924	—	142,924
Transportation Infrastructure	—	1,718,860	—	1,718,860
Wireless Telecommunication Services	3,760,672	913,682	—	4,674,354
Corporate Bonds (a)	—	31,982	—	31,982
Preferred Stocks (a)	—	858,592	—	858,592
U.S. Treasury Obligations	—	23,939,996	—	23,939,996
Short-Term Securities	15,016,912	—	—	15,016,912

Subtotal	$120,961,620	$76,670,372	$—	$197,631,992

Investments Valued at Net Asset Value (“NAV”) (b)				216,279

Total Investments				$197,848,271

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (c)
Assets:
Equity contracts	$2,320,465	$985,558	$—	$3,306,023
Foreign currency exchange contracts	—	1,071,073	—	1,071,073
Interest rate contracts	2,500,820	2,399,138	—	4,899,958
Liabilities:
Equity contracts	(868,361)	(2,168)	—	(870,529)
Foreign currency exchange contracts	—	(1,504,271)	—	(1,504,271)
Interest rate contracts	(379,562)	(678,087)	—	(1,057,649)

	$3,573,362	$2,271,243	$—	$5,844,605

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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